Inventories	12 Months Ended
Dec. 31, 2019
Text Block [Abstract]
Inventories
Note 18. Inventories

	Successor- December 31, 2019	Successor- December 31, 2018	Predecessor- December 31, 2017
Materials and spare parts	16,074	15,465	6,747
Crude oil stock	3,032	2,722	1,468

Total	19,106	18,187	8,215